Property Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 105,261	$ 82,386
Accumulated amortization	41,635	27,112
Depreciation and amortization expense	16,800	16,900	$ 11,300
Assets Under Capital Lease Obligations
Property, Plant and Equipment [Line Items]
Property and equipment, gross	21,200	20,400
Accumulated amortization	10,900	7,000
Build-to-suit lease asset under construction
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,004	$ 0